MANAGEMENT OF FINANCIAL RISK - FOREIGN CURRENCY RISK (Details) R$ in Thousands, Q in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GTQ (Q)	Dec. 31, 2021 MAD (د.م.)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									$ 718,279,000	$ 727,823,000
Currency risk [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency			$ 4,058.2
Currency risk [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | د.م.						د.م. 9.5
Currency risk [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | S/								S/ 4.1
Currency risk [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									1.0
Currency risk [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0
Currency risk [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0
Currency risk [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.2
Currency risk [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.1
Currency risk [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0
Currency risk [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency									0.2
Currency risk [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | €				€ 23.1
Currency risk [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency							$ 0.8
Currency risk [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation of Asset (liability) currency to functional currency | €				18.4
Functional currency [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				164,000
Financial liabilities | €				0
Financial assets at fair value through profit or loss | €				182,000
Financial liabilities at fair value through profit or loss		$ 0
Functional currency [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				1,315,000
Financial liabilities | €				0
Financial assets at fair value through profit or loss | €				1,461,000
Financial liabilities at fair value through profit or loss		0
Functional currency [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				728,000
Financial liabilities | €				0
Financial assets at fair value through profit or loss | €				809,000
Financial liabilities at fair value through profit or loss		0
Functional currency [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				661,000
Financial liabilities | €				0
Financial assets at fair value through profit or loss | €				735,000
Financial liabilities at fair value through profit or loss		0
Functional currency [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		2,961,535
Financial liabilities		51
Financial assets at fair value through profit or loss		3,290,595
Financial liabilities at fair value through profit or loss		57
Functional currency [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets							897,000
Financial liabilities							0
Financial assets at fair value through profit or loss							996,000
Financial liabilities at fair value through profit or loss							0
Functional currency [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | R$	R$ 0
Financial liabilities | R$	0
Financial assets at fair value through profit or loss | R$	0
Financial liabilities at fair value through profit or loss | R$	R$ 0
Functional currency [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | Q					Q 676
Financial liabilities | Q					0
Financial assets at fair value through profit or loss | Q					753
Financial liabilities at fair value through profit or loss | Q					Q 0
Functional currency [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets			835,738,000
Financial liabilities			9,495,983,000
Financial assets at fair value through profit or loss			923,760,000
Financial liabilities at fair value through profit or loss			10,551,093,000
Functional currency [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | S/								19,015,000
Financial liabilities | S/								4,160,000
Financial assets at fair value through profit or loss | S/								21,250,000
Financial liabilities at fair value through profit or loss | S/								4,623,000
Functional currency [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial liabilities									0
Financial assets at fair value through profit or loss									0
Financial liabilities at fair value through profit or loss									0
Functional currency [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									199,000
Financial liabilities									0
Financial assets at fair value through profit or loss									221,000
Financial liabilities at fair value through profit or loss									0
Functional currency [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		7
Financial liabilities		0
Financial assets at fair value through profit or loss		8
Financial liabilities at fair value through profit or loss		$ 0
Asset currency [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets			738,209,000						185,000
Financial assets at fair value through profit or loss									21,000
Asset currency [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets						13,822,000			1,489,000
Financial assets at fair value through profit or loss									165,000
Asset currency [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets								3,298,000	825,000
Financial assets at fair value through profit or loss									92,000
Asset currency [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									749,000
Financial assets at fair value through profit or loss									(83,000)
Asset currency [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									3,483,000
Financial assets at fair value through profit or loss									387,000
Asset currency [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									44,000
Financial assets at fair value through profit or loss									5,000
Asset currency [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0
Financial assets at fair value through profit or loss									0
Asset currency [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									88,000
Financial assets at fair value through profit or loss									10,000
Asset currency [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									209,000
Financial assets at fair value through profit or loss									22,000
Asset currency [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									4,784,000
Financial assets at fair value through profit or loss									559,000
Asset currency [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets				9,000					0
Financial assets at fair value through profit or loss									2,000
Asset currency [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets							176,000		199,000
Financial assets at fair value through profit or loss									22,000
Asset currency [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets				141,000					7,000
Financial assets at fair value through profit or loss									1,000
Liabilitity Currency Member [Member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities			$ 0						0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities						د.م. 0			0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities								S/ 0	0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									2,385,000
Financial liabilities at fair value through profit or loss									265,000
Liabilitity Currency Member [Member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									1,041,000
Financial liabilities at fair value through profit or loss									116,000
Liabilitity Currency Member [Member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities				0					0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities							$ 0		0
Financial liabilities at fair value through profit or loss									0
Liabilitity Currency Member [Member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities				€ 0					0
Financial liabilities at fair value through profit or loss									$ 0